Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Summary of Long-term Debt

	2024	2023
Canadian dollar denominated debt, unsecured
Medium-term notes
3.55% debentures due June 3, 2024	$—	$320
3.42% debentures due December 1, 2026	441	441
2.50% debentures due January 17, 2028	225	225
4.15% debentures due December 15, 2031	500	—
4.85% debentures due May 30, 2047	300	300
	1,466	1,286
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2024 – US$3,393 million; December 31, 2023 – US$nil)	4,888	—
Commercial paper (December 31, 2024 – US$467 million; December 31, 2023 – US$nil)	672	—
US dollar debt securities
3.80% due April 15, 2024 (US$500 million)	—	660
3.90% due February 1, 2025 (US$600 million)	864	792
2.05% due July 15, 2025 (US$600 million)	864	792
3.85% due June 1, 2027 (US$1,250 million)	1,801	1,651
5.00% due December 15, 2029 (US$750 million)	1,080	—
2.95% due July 15, 2030 (US$500 million)	720	660
7.20% due January 15, 2032 (US$400 million)	576	528
6.45% due June 30, 2033 (US$350 million)	504	462
5.40% due December 15, 2034 (US$750 million)	1,080	—
5.85% due February 1, 2035 (US$350 million)	504	462
6.50% due February 15, 2037 (US$450 million)	649	594
6.25% due March 15, 2038 (US$1,100 million)	1,585	1,453
6.75% due February 1, 2039 (US$400 million)	576	528
4.95% due June 1, 2047 (US$750 million)	1,080	991
	17,443	9,573
Long-term debt before transaction costs and original issue discounts, net	18,909	10,859
Less: original issue discounts, net (1)	12	11
transaction costs (1) (2)	78	49
	18,819	10,799
Less: current portion of commercial paper	672	—
current portion of long-term debt (1) (2)	1,728	980
	$16,419	$9,819
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency, and other professional fees.

Schedule of Debt Repayments
Scheduled debt repayments are as follows:

Year	Repayment
2025	$2,400
2026	$941
2027	$5,905
2028	$509
2029	$1,080
Thereafter	$8,074
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,079	$—	$—	$—
Accrued liabilities	$4,525	$—	$—	$—
Long-term debt (1)	$2,400	$941	$7,494	$8,074
Other long-term liabilities (2)	$263	$187	$405	$617
Interest and other financing expense (3)	$1,024	$951	$1,978	$3,574
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $255 million; one to less than two years, $187 million; two to less than five years, $405 million; and thereafter, $617 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2024.